UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2013 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.7%

Consumer Discretionary - 17.3%
ANN, Inc.*	12,291	$445,180
Asbury Automotive Group, Inc.*	44,968	2,392,298
Bridgepoint Education, Inc.*	9,036	163,009
Brown Shoe Co., Inc.	20,600	483,482
Brunswick Corp.	21,348	851,999
Buckle, Inc., The[1]	8,480	458,344
Buffalo Wild Wings, Inc.*	5,668	630,395
Cabela’s, Inc.*	10,926	688,666
Capella Education Co.*	10,665	603,212
Cheesecake Factory, Inc., The	9,215	404,999
Children’s Place Retail Stores, Inc., The*	5,817	336,572
Chuy’s Holdings, Inc.*	8,607	308,905
Columbia Sportswear Co.[1]	2,373	142,926
Cracker Barrel Old Country Store, Inc.	12,367	1,276,769
Crocs, Inc.*	31,402	427,381
Dana Holding Corp.	19,313	441,109
Deckers Outdoor Corp.*	22,963	1,513,721
DineEquity, Inc.	5,600	386,400
Domino’s Pizza, Inc.	11,006	747,858
Express, Inc.*	123,933	2,923,579
Genesco, Inc.*	9,388	615,665
GNC Holdings, Inc., Class A	10,315	563,508
Group 1 Automotive, Inc.	39,090	3,036,511
Groupon, Inc.*	55,081	617,458
Home Inns & Hotels Management, Inc., ADR*	300	9,960
iRobot Corp.*	24,413	919,638
Jos. A. Bank Clothiers, Inc.*	16,651	731,978
K12, Inc.*	18,801	580,575
Krispy Kreme Doughnuts, Inc.*	72,060	1,393,640
LifeLock, Inc.*	63,799	946,139
Lumber Liquidators Holdings, Inc.*	14,868	1,585,672
Multimedia Games Holding Co., Inc.*	16,900	583,895
Outerwall, Inc.*	6,916	345,731
Overstock.com, Inc.*1	19,300	572,631
PetMed Express, Inc.	32,470	528,936
Pier 1 Imports, Inc.	69,310	1,352,931
Red Robin Gourmet Burgers, Inc.*	19,225	1,366,898
Restoration Hardware Holdings, Inc.*	4,593	290,967
Sally Beauty Holdings, Inc.*	6,807	178,071
Select Comfort Corp.*	8,523	207,535
Shutterfly, Inc.*	9,469	529,128
Sinclair Broadcast Group, Inc., Class A	21,889	733,719

	Shares	Value
SodaStream International, Ltd.*1	8,573	$534,869
Sonic Corp.*	106,303	1,886,878
Steven Madden, Ltd.*	54,615	2,939,925
Sturm Ruger & Co., Inc.[1]	16,872	1,056,694
Tenneco, Inc.*	12,771	644,936
Tower International, Inc.*	4,000	79,960
Tupperware Brands Corp.	9,958	860,072
Valassis Communications, Inc.[1]	26,681	770,547
Total Consumer Discretionary		42,091,871

Consumer Staples - 5.5%
Annie’s, Inc.*	29,921	1,469,121
Coca-Cola Bottling Co. Consolidated	1,815	113,655
Hain Celestial Group, Inc., The*	17,066	1,316,130
Inter Parfums, Inc.	35,850	1,075,142
Medifast, Inc.*	13,572	364,951
Nu Skin Enterprises, Inc., Class A	9,766	934,997
Prestige Brands Holdings, Inc.*	53,840	1,621,661
Pricesmart, Inc.	7,528	716,967
Revlon, Inc., Class A*	14,585	405,025
Rite Aid Corp.*	176,595	840,592
Sanderson Farms, Inc.	3,200	208,768
TreeHouse Foods, Inc.*	23,626	1,578,926
United Natural Foods, Inc.*	19,419	1,305,345
USANA Health Sciences, Inc.*1	15,484	1,343,856
Total Consumer Staples		13,295,136

Energy - 5.6%
Approach Resources, Inc.*	77,560	2,038,277
CARBO Ceramics, Inc.[1]	3,610	357,787
Carrizo Oil & Gas, Inc.*	10,500	391,755
Dril-Quip, Inc.*	5,672	650,862
Energy XXI Bermuda, Ltd.	14,720	444,544
EXCO Resources, Inc.[1]	11,100	74,814
Frank’s International N.V.	20,784	622,065
GasLog, Ltd.[1]	43,676	652,083
Gulfport Energy Corp.*	41,555	2,673,649
Kodiak Oil & Gas Corp.*	64,349	776,049
Oasis Petroleum, Inc.*	13,663	671,263
Pacific Drilling SA*	105,972	1,174,170
PDC Energy, Inc.*	14,216	846,421
Renewable Energy Group, Inc.*	30,000	454,500
RigNet, Inc.*	8,357	302,691
Stone Energy Corp.*	18,764	608,517
W&T Offshore, Inc.	16,315	289,102

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 5.6% (continued)
Western Refining, Inc.	22,644	$680,226
Total Energy		13,708,775

Financials - 9.6%
Amtrust Financial Services, Inc.[1]	13,981	546,098
Artisan Partners Asset Management, Inc.	2,689	140,796
Bank of the Ozarks, Inc.	42,136	2,022,106
Cash America International, Inc.	8,077	365,726
Credit Acceptance Corp.*	2,361	261,622
E*TRADE Financial Corp.*	37,511	618,932
Employers Holdings, Inc.	19,200	571,008
Evercore Partners, Inc., Class A	25,285	1,244,780
Financial Engines, Inc.	15,418	916,446
HCI Group, Inc.	2,300	93,932
Hilltop Holdings, Inc.*	80,840	1,495,540
Home BancShares, Inc.	44,230	1,343,265
Iberiabank Corp.	25,220	1,308,161
Infinity Property & Casualty Corp.	2,600	167,960
MarketAxess Holdings, Inc.	27,680	1,661,907
Nationstar Mortgage Holdings, Inc.*1	11,653	655,248
Navigators Group, Inc., The*	1,500	86,655
Portfolio Recovery Associates, Inc.*	27,669	1,658,480
Potlatch Corp.	9,500	376,960
PrivateBancorp, Inc.	111,743	2,391,300
Signature Bank*	10,700	979,264
Stifel Financial Corp.*	12,392	510,798
SVB Financial Group*	17,304	1,494,546
Texas Capital Bancshares, Inc.*	23,780	1,093,167
Western Alliance Bancorp*	17,335	328,152
WisdomTree Investments, Inc.*	33,445	388,296
World Acceptance Corp.*1	5,880	528,730
Total Financials		23,249,875

Health Care - 18.9%
ACADIA Pharmaceuticals, Inc.*	25,452	699,166
Aegerion Pharmaceuticals, Inc.*	11,424	979,151
Air Methods Corp.	38,080	1,622,208
Akorn, Inc.*	99,440	1,956,979
Align Technology, Inc.*	35,556	1,710,955
Alnylam Pharmaceuticals, Inc.*	8,394	537,300
AMAG Pharmaceuticals, Inc.*	7,690	165,181
Amedisys, Inc.*	629	10,831
AMN Healthcare Services, Inc.*	34,140	469,766
Anika Therapeutics, Inc.*	21,600	517,536
athenahealth, Inc.*1	15,611	1,694,730
BioCryst Pharmaceuticals, Inc.*	42,100	306,488

	Shares	Value
Cantel Medical Corp.	38,716	$1,233,105
Celldex Therapeutics, Inc.*	23,084	817,866
Centene Corp.*	37,830	2,419,607
Chemed Corp.[1]	14,621	1,045,401
Clovis Oncology, Inc.*	4,350	264,393
CryoLife, Inc.	14,585	102,095
Cyberonics, Inc.*	25,538	1,295,798
Cytokinetics, Inc.*1	19,500	148,005
DexCom, Inc.*	27,493	776,127
Endologix, Inc.*	28,362	457,479
Fluidigm Corp.*	7,610	166,963
Genomic Health, Inc.*1	7,934	242,622
HealthSouth Corp.	21,997	758,457
HMS Holdings Corp.*	51,733	1,112,777
ICON PLC*	39,930	1,634,335
ImmunoGen, Inc.*	9,600	163,392
Impax Laboratories, Inc.*	31,344	642,865
Incyte Corp., Ltd.*	22,327	851,775
Insulet Corp.*	16,941	613,942
Integra LifeSciences Holdings Corp.*	12,002	483,081
Intercept Pharmaceuticals, Inc.*	3,500	241,605
Invacare Corp.	4,665	80,565
IPC The Hospitalist Co., Inc.*	6,420	327,484
Isis Pharmaceuticals, Inc.*1	36,599	1,373,927
Jazz Pharmaceuticals PLC*	14,433	1,327,403
Lexicon Pharmaceuticals, Inc.*	69,500	164,715
Medidata Solutions, Inc.*	34,525	3,415,558
Medivation, Inc.*	6,012	360,359
Merrimack Pharmaceuticals, Inc.*1	23,720	90,136
MWI Veterinary Supply, Inc.*	4,940	737,838
Neogen Corp.*	15,815	960,287
NPS Pharmaceuticals, Inc.*	11,811	375,708
Orexigen Therapeutics, Inc.*	26,860	164,920
Owens & Minor, Inc.	9,279	320,961
PAREXEL International Corp.*	59,508	2,989,086
PDL BioPharma, Inc.[1]	10,600	84,482
Pharmacyclics, Inc.*	4,773	660,679
Progenics Pharmaceuticals, Inc.*	26,307	132,324
Providence Service Corp., The*	17,200	493,468
Puma Biotechnology, Inc.*	4,629	248,392
Questcor Pharmaceuticals, Inc.	13,944	808,752
Regulus Therapeutics, Inc.*	16,400	154,652
Santarus, Inc.*	19,562	441,514
Sarepta Therapeutics, Inc.*1	13,090	618,241
Seattle Genetics, Inc.*	3,496	153,230

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 18.9% (continued)
STERIS Corp.	12,858	$552,379
Sunesis Pharmaceuticals, Inc.*	30,900	153,264
Synageva BioPharma Corp.*	6,319	400,056
Team Health Holdings, Inc.*	18,192	690,205
Threshold Pharmaceuticals, Inc.*	29,100	135,315
US Physical Therapy, Inc.	4,800	149,184
WellCare Health Plans, Inc.*	13,453	938,212
West Pharmaceutical Services, Inc.	6,808	280,149
Total Health Care		45,925,426

Industrials - 15.0%
Acuity Brands, Inc.	8,162	751,067
Advisory Board Co., The*	44,380	2,639,722
Aegion Corp.*	12,000	284,760
Air Lease Corp.	17,642	487,978
Alaska Air Group, Inc.	12,423	777,928
Altra Holdings, Inc.	12,179	327,737
American Science & Engineering, Inc.	6,835	412,219
American Woodmark Corp.*	4,070	141,025
Applied Industrial Technologies, Inc.	11,616	598,224
Beacon Roofing Supply, Inc.*	53,160	1,960,009
Chart Industries, Inc.*	18,729	2,304,416
CIRCOR International, Inc.	6,400	397,952
Coleman Cable, Inc.	17,200	363,092
Comfort Systems USA, Inc.	22,100	371,501
Corporate Executive Board Co., The	6,310	458,232
Deluxe Corp.	33,782	1,407,358
EMCOR Group, Inc.	2,035	79,629
EnerSys, Inc.	53,175	3,224,000
Generac Holdings, Inc.	43,865	1,870,404
Healthcare Services Group, Inc.	101,810	2,622,626
Heartland Express, Inc.	11,800	167,442
Hexcel Corp.*	18,552	719,818
Hub Group, Inc., Class A*	25,280	991,734
ITT Corp.	8,854	318,301
Knoll, Inc.	13,108	222,050
Lindsay Corp.	13,166	1,074,609
Matson, Inc.	14,031	368,033
Meritor, Inc.*	31,300	246,018
Middleby Corp., The*	4,342	907,088
Mueller Industries, Inc.	1,415	78,773
On Assignment, Inc.*	27,002	891,066
Performant Financial Corp.*	21,880	238,930
Polypore International, Inc.*1	1,249	51,172
Proto Labs, Inc.*	19,595	1,496,862

	Shares	Value
RBC Bearings, Inc.*	8,993	$592,549
RPX Corp.*	32,140	563,414
Spirit Airlines, Inc.*	6,700	229,609
Swift Transportation Co.*	63,416	1,280,369
TAL International Group, Inc.[1]	6,865	320,801
Taser International, Inc.*	33,340	497,099
Triumph Group, Inc.	22,600	1,586,972
United Stationers, Inc.	12,071	525,089
US Ecology, Inc.	7,500	225,975
WageWorks, Inc.*	13,441	678,098
Wesco Aircraft Holdings, Inc.*	33,993	711,473
Total Industrials		36,463,223

Information Technology - 25.2%
Active Network, Inc., The*	42,477	607,846
Anixter International, Inc.*	10,465	917,362
Applied Micro Circuits Corp.*	120,982	1,560,668
Aruba Networks, Inc.*	59,160	984,422
Aspen Technology, Inc.*	29,175	1,007,996
AVG Technologies N.V.*	59,990	1,436,161
CACI International, Inc., Class A*	9,104	629,177
Cardtronics, Inc.*	14,200	526,820
Ceva, Inc.*	51,820	893,895
Ciena Corp.*	69,595	1,738,483
Cirrus Logic, Inc.*	16,579	376,012
Cognex Corp.	15,633	490,251
CommVault Systems, Inc.*	10,331	907,372
comScore, Inc.*	16,800	486,696
Concur Technologies, Inc.*	7,344	811,512
Cornerstone OnDemand, Inc.*	12,120	623,453
CoStar Group, Inc.*	9,247	1,552,571
CSG Systems International, Inc.	13,200	330,660
Electronics for Imaging, Inc.*	14,686	465,252
Envestnet, Inc.*	34,390	1,066,090
EPAM Systems, Inc.*	24,532	846,354
Euronet Worldwide, Inc.*	13,800	549,240
EVERTEC, Inc.	18,737	416,149
Fair Isaac Corp.	7,991	441,742
FireEye, Inc.*	480	19,934
Forrester Research, Inc.	5,900	216,884
Gigamon, Inc.*	10,036	387,791
Hackett Group, Inc., The	23,900	170,407
Heartland Payment Systems, Inc.	26,888	1,067,991
Imperva, Inc.*	35,709	1,500,493
Infoblox, Inc.*	25,059	1,047,967
Inphi Corp.*	80,760	1,084,607

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.2% (continued)
InterDigital, Inc.	21,513	$803,080
InvenSense, Inc.*1	75,570	1,331,543
Littelfuse, Inc.	5,500	430,210
Manhattan Associates, Inc.*	12,340	1,177,853
MAXIMUS, Inc.	83,416	3,757,057
MercadoLibre, Inc.[1]	6,212	838,061
Netscout Systems, Inc.*	16,110	411,933
NetSuite, Inc.*	6,022	650,015
OpenTable, Inc.*	20,984	1,468,461
Oplink Communications, Inc.*	10,100	190,082
Pandora Media, Inc.*1	32,997	829,215
Pegasystems, Inc.	27,294	1,086,574
Plantronics, Inc.	2,823	129,999
Plexus Corp.*	15,600	580,320
Power Integrations, Inc.	14,785	800,607
Procera Networks, Inc.*	63,272	980,083
Progress Software Corp.*	3,074	79,555
PTC, Inc.*	1,279	36,362
QLIK Technologies, Inc.*	44,930	1,538,403
RealPage, Inc.*	9,399	217,681
Rocket Fuel, Inc.*1	2,882	154,879
Ruckus Wireless, Inc.*	13,500	227,205
Shutterstock, Inc.*	8,241	599,286
Silver Spring Networks, Inc.*	8,534	147,894
Sohu.com, Inc.*1	8,466	667,375
SouFun Holdings, Ltd., ADR	7,292	376,559
Splunk, Inc.*	10,969	658,579
SPS Commerce, Inc.*	25,510	1,707,129
SS&C Technologies Holdings, Inc.*	15,523	591,426
Stratasys, Ltd.*	5,869	594,295
SunEdison, Inc.*	81,874	652,536
SunPower Corp.*1	52,256	1,367,017
Synaptics, Inc.*	20,702	916,685
Synchronoss Technologies, Inc.*	67,587	2,572,362
Syntel, Inc.*	6,155	493,016
Trulia, Inc.*	7,323	344,401
Ubiquiti Networks, Inc.[1]	19,597	658,263
Ultimate Software Group, Inc.*	5,369	791,391
Unisys Corp.*	24,735	623,075
ValueClick, Inc.*	18,595	387,706
Web.com Group, Inc.*	35,683	1,153,989
WebMD Health Corp.*1	23,532	673,015
Xoom Corp.*	17,399	553,462
Yelp, Inc.*	13,193	873,113

	Shares	Value
YY, Inc., ADR*	7,421	$347,154
Zillow, Inc., Class A*1	6,085	513,391
Total Information Technology		61,144,555

Materials - 1.3%
American Vanguard Corp.	22,118	595,417
Flotek Industries, Inc.*	16,449	378,327
Minerals Technologies, Inc.	10,510	518,879
Myers Industries, Inc.	25,600	514,816
Olin Corp.	24,036	554,511
PH Glatfelter Co.	9,000	243,630
Quaker Chemical Corp.	2,400	175,320
Stepan Co.	4,412	254,705
Total Materials		3,235,605

Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	2,500	130,325
Inteliquent, Inc.	51,100	493,626
Total Telecommunication Services		623,951

Total Common Stocks (cost $178,498,225)		239,738,417

	Principal Amount
Short-Term Investments - 7.3%

Repurchase Agreements - 4.8%[2]
Cantor Fitzgerald Securities, dated 09/30/13, due 10/01/13, 0.110%, total to be received $2,782,260 (secured by various U.S. Government Agency Obligations, 0.000% - 12.500%, 11/15/13 - 05/01/51, totaling $2,837,896)	$2,782,251	2,782,251
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.070%, total to be received $2,782,256 (secured by various U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $2,837,905)	2,782,251	2,782,251
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/13, due 10/01/13, 0.080%, total to be received $2,782,257 (secured by various U.S. Government Agency Obligations, 1.359% - 7.000%, 02/01/16 - 05/01/46, totaling $2,837,896)	2,782,251	2,782,251
Mizuho Securities USA, Inc., dated 09/30/13, due 10/01/13, 0.130%, total to be received $2,782,261 (secured by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/02/14 - 09/01/45, totaling $2,837,896)	2,782,251	2,782,251

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 4.8% (continued)[2]
UBS Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $585,712 (secured by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/15/13 - 02/15/43, totaling $597,426)	$585,711	$585,711
Total Repurchase Agreements		11,714,715

	Shares
Other Investment Companies - 2.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	5,985,750	5,985,750

Total Short-Term Investments (cost $17,700,465)		17,700,465

Value
Total Investments - 106.0% (cost $196,198,690)	$257,438,882

Other Assets, less Liabilities - (6.0)%	(14,463,644)

Net Assets - 100.0%	$242,975,238

Managers Bond Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount†		Value
Asset-Backed Securities - 2.0%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.432%, 04/15/19 (10/15/13)[4]		$17,040,000	$16,772,046
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		4,927,691	5,086,348
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		5,258,556	5,338,618
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,229,997	4,778,678
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		3,464,926	3,405,423
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		8,004,201	8,456,871
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000	1,086,762
Total Asset-Backed Securities (cost $42,165,166)			44,924,746

	Shares
Common Stocks - 1.1%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	24,346,656

	Principal Amount†
Corporate Bonds and Notes - 63.7%

Financials - 29.1%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,425,375
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,568,251	8,029,279
American International Group, Inc.,
8.175%, 05/15/58[5]		10,530,000	12,325,365
MTN, 5.450%, 05/18/17		485,000	542,141
MTN, Series G, 5.850%, 01/16/18		1,940,000	2,205,929
Bank of America Corp.,
7.625%, 06/01/19		2,906,000	3,563,520
MTN, 5.000%, 05/13/21		2,475,000	2,658,227
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,786,992
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a), (b)		8,115,000	8,399,025
7.875%, 10/15/19 (a)[6]		3,145,000	3,256,651
Citigroup, Inc.,
5.500%, 10/15/14		8,298,000	8,695,466
6.125%, 08/25/36		10,760,000	10,829,327
6.250%, 06/29/17	NZD	37,108,000	31,788,915
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
3.375%, 01/19/17		1,930,000	2,053,589
3.875%, 02/08/22		11,250,000	11,263,714
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,523,840
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,465,204
6.500%, 01/15/18		5,000,000	5,752,575
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,030,108
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,606,393
Export-Import Bank of Korea, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	117,918

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 29.1% (continued)
First Industrial, L.P., 5.950%, 05/15/17		$15,000,000	$15,928,575
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	13,231,581
6.750%, 09/26/16	NZD	6,390,000	5,592,325
GMTN, 5.500%, 02/01/17	NZD	6,250,000	5,301,625
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,122,657
Series GMTN, 4.250%, 01/17/18[1]	NZD	5,010,000	4,059,551
Goldman Sachs Group, Inc., The,
3.375%, 02/01/18	CAD	1,700,000	1,648,656
6.750%, 10/01/37		14,590,000	15,226,649
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,327,706
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,050,477
7.500%, 04/15/18		2,405,000	2,824,870
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[5]		900,000	832,500
iStar Financial, Inc.,
5.700%, 03/01/14		15,000	15,225
5.850%, 03/15/17		325,000	337,188
5.875%, 03/15/16		1,340,000	1,413,700
6.050%, 04/15/15		620,000	646,350
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	8,869,106
JPMorgan Chase & Co.,
4.250%, 11/02/18	NZD	7,360,000	5,779,044
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,560,986
Series EMTN, 1.053%, 05/30/17 (10/31/13)[4]	GBP	1,500,000	2,313,016
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	19,804,127
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	8,958,409
MBIA Insurance Corp., 11.528%, 01/15/33 (10/15/13) (a)[4]		525,000	351,750
Merrill Lynch & Co., Inc.,
6.050%, 05/16/16		900,000	991,239
6.110%, 01/29/37		38,050,000	39,188,875
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,533,212
MTN, Series C, 6.050%, 06/01/34		22,100,000	23,107,252
Morgan Stanley,
0.748%, 10/15/15 (10/15/13)[4]		300,000	297,714
2.125%, 04/25/18		16,100,000	15,691,833
3.450%, 11/02/15		2,360,000	2,446,282
3.750%, 02/25/23		13,790,000	13,294,029
5.750%, 01/25/21		275,000	305,280
GMTN, 5.500%, 01/26/20		500,000	553,282
GMTN, 5.500%, 07/24/20		15,210,000	16,788,479
MTN, 0.716%, 10/18/16 (10/18/13)[4]		2,000,000	1,967,244
MTN, 5.625%, 09/23/19		7,500,000	8,369,430

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 29.1% (continued)
Morgan Stanley,
MTN, 6.250%, 08/09/26		$11,000,000	$12,305,381
MTN, 6.625%, 04/01/18		3,095,000	3,593,162
Series 1654, 4.100%, 05/22/23		9,935,000	9,266,553
Series GMTN, 8.000%, 05/09/17	AUD	8,100,000	8,352,643
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	15,532,627
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,728,340
National City Corp., 6.875%, 05/15/19		1,905,000	2,273,054
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	7,024,065
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,114,600
Old Republic International Corp., 3.750%, 03/15/18[1,7]		15,805,000	18,679,534
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000	11,462,556
ProLogis, L.P.,
5.625%, 11/15/15		345,000	369,783
5.750%, 04/01/16		280,000	308,059
Realty Income Corp.,
5.750%, 01/15/21		1,435,000	1,584,170
6.750%, 08/15/19		6,240,000	7,361,322
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,684,503
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	533,933
Santander Issuances SAU,
5.911%, 06/20/16 (a)		1,100,000	1,160,030
6.500%, 08/11/19 (a)[1,5]		900,000	913,821
Santander US Debt SAU, 3.724%, 01/20/15 (a)		2,700,000	2,738,229
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	486,892
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,980,255
SLM Corp.,
5.000%, 04/15/15		50,000	52,000
5.500%, 01/25/23		18,070,000	16,544,639
8.450%, 06/15/18		17,700,000	19,956,750
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	7,614,103
Springleaf Finance Corp.,
7.750%, 10/01/21 (a)		31,730,000	32,919,875
8.250%, 10/01/23 (a)		12,695,000	13,202,800
MTN, 5.400%, 12/01/15		5,000,000	5,175,000
MTN, Series J, 6.900%, 12/15/17		12,890,000	13,470,050
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)		8,325,000	9,898,542
Total Financials			653,337,048

Industrials - 27.2%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	3,663,075
6.500%, 01/15/28		305,000	254,675
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	169,300,000	12,108,206

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 27.2% (continued)
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25 (a)	$2,400,000	$2,250,000
APL, Ltd., 8.000%, 01/15/24[6]	250,000	233,800
ArcelorMittal,
6.000%, 03/01/21 (b)	150,000	153,750
6.125%, 06/01/18	4,580,000	4,854,800
6.750%, 02/25/22 (b)	1,600,000	1,684,000
7.250%, 03/01/41 (b)[1]	11,065,000	10,124,475
7.500%, 10/15/39 (b)	6,604,000	6,257,290
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39	9,335,000	8,331,488
Series S, 6.450%, 06/15/21	13,395,000	13,328,025
Chesapeake Energy Corp.,
2.500%, 05/15/37[1,7]	3,800,000	3,733,500
2.750%, 11/15/35[7]	1,560,000	1,610,700
6.625%, 08/15/20	55,000	59,125
6.875%, 11/15/20	85,000	91,800
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	12,376,000
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	14,108	14,654
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	80,531	91,403
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	15,908,860	17,022,480
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	5,225,143	5,348,979
Corning, Inc.,
6.850%, 03/01/29	9,142,000	10,703,819
7.250%, 08/15/36	1,185,000	1,420,984
Cummins, Inc.,
5.650%, 03/01/98	10,045,000	9,667,639
6.750%, 02/15/27	2,853,000	3,323,948
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,550,124
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	9,353,414	10,148,455
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	3,924,401	4,297,220
Dillard’s, Inc., 7.000%, 12/01/28	225,000	227,250
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	28,491,750
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,935,354
Energy Transfer Partners, L.P., 6.125%, 02/15/17	700,000	791,839
Enterprise Products Operating LLC, 4.050%, 02/15/22	8,450,000	8,583,366
EQT Corp., 6.500%, 04/01/18	35,420,000	40,134,862
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,699,135
6.700%, 06/01/34 (a)	1,250,000	1,413,338
7.000%, 10/15/37 (a)	19,033,000	22,551,764
Foot Locker, Inc., 8.500%, 01/15/22	570,000	632,344
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,170,324

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 27.2% (continued)
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)		$5,175,000	$5,790,954
HCA, Inc., 7.500%, 11/06/33		75,000	74,438
Intel Corp.,
2.950%, 12/15/35[1,7]		8,030,000	8,692,475
3.250%, 08/01/39[7]		15,000,000	18,571,875
Intuit, Inc., 5.750%, 03/15/17		3,560,000	3,966,370
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20		8,100,000	8,894,327
5.800%, 03/01/21		4,320,000	4,850,444
5.950%, 02/15/18		32,210,000	36,879,870
Marks & Spencer PLC, 7.125%, 12/01/37 (a)[1]		4,725,000	4,817,223
Masco Corp.,
5.850%, 03/15/17		8,150,000	8,822,375
6.500%, 08/15/32		955,000	947,838
7.125%, 03/15/20		8,815,000	9,938,913
7.750%, 08/01/29		1,070,000	1,181,822
Mead Corp., The, 7.550%, 03/01/47[6]		970,000	986,385
Methanex Corp.,
5.250%, 03/01/22		350,000	363,054
6.000%, 08/15/15		3,825,000	4,107,453
Micron Technology, Inc.,
2.375%, 05/01/32[7]		20,000	38,250
Series B, 1.875%, 08/01/31[7]		5,000	9,372
Missouri Pacific Railroad Co., 5.000%, 01/01/45[6]		825,000	705,375
New Albertsons, Inc.,
6.625%, 06/01/28		1,015,000	730,800
7.450%, 08/01/29		3,195,000	2,563,988
7.750%, 06/15/26		915,000	745,725
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[1]		18,700,000	16,502,750
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		4,592,940	4,744,507
Owens & Minor, Inc., 6.350%, 04/15/16		1,355,000	1,467,548
Owens Corning,
6.500%, 12/01/16		925,000	1,032,449
7.000%, 12/01/36		9,175,000	9,751,291
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,332,483
7.000%, 06/15/18		26,505,000	30,979,919
Plains All American Pipeline, L.P./PAA Finance Corp.,
6.125%, 01/15/17		1,770,000	2,010,890
6.500%, 05/01/18		8,975,000	10,586,829
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[1]	EUR	500,000	596,607
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	9,963,100
6.375%, 05/15/33		5,135,000	4,582,988

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 27.2% (continued)
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	$620,000	$669,600
6.875%, 07/15/28	1,190,000	1,059,100
7.625%, 08/03/21	2,135,000	2,167,025
Qwest Corp.,
6.875%, 09/15/33	7,209,000	6,983,329
7.200%, 11/10/26	435,000	435,228
7.250%, 09/15/25	1,185,000	1,325,373
7.250%, 10/15/35	2,165,000	2,124,828
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,256,871
Reynolds American, Inc., 6.750%, 06/15/17	8,170,000	9,439,659
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,677,307
RR Donnelley & Sons Co., 8.250%, 03/15/19	2,230,000	2,475,300
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,300,000	3,999,458
Telecom Italia Capital SA,
6.000%, 09/30/34	5,965,000	4,905,932
6.375%, 11/15/33	4,865,000	4,178,656
Telefonica Emisiones SAU, 4.570%, 04/27/23	900,000	863,079
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	316,213
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,396,219
Toro Co., The, 6.625%, 05/01/37[6]	6,810,000	6,731,978
Transocean, Inc., 7.375%, 04/15/18	500,000	577,849
UAL, Series 2007-1, 6.636%, 07/02/22	13,350,071	13,884,073
United States Steel Corp.,
6.650%, 06/01/37[1]	3,595,000	2,938,913
7.000%, 02/01/18[1]	7,310,000	7,748,600
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23	3,499,124	3,840,288
USG Corp., 6.300%, 11/15/16	1,410,000	1,491,075
Vale Overseas Ltd., 6.875%, 11/21/36	3,665,000	3,717,021
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	2,788,191
Verizon Pennsylvania, Inc., 6.000%, 12/01/28	530,000	515,710
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000	14,892,565
7.375%, 10/01/19	3,915,000	4,773,974
7.375%, 03/15/32	1,930,000	2,350,676
Wyndham Worldwide Corp., 6.000%, 12/01/16	6,430,000	7,115,091
Total Industrials		611,205,608

Utilities - 7.4%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000	24,986,225
Bruce Mansfield Unit, 6.850%, 06/01/34	9,409,763	9,962,304
DCP Midstream LLC, 6.450%, 11/03/36 (a)	870,000	904,975
EDP Finance, B.V., 4.900%, 10/01/19 (a)	600,000	592,500
Endesa SA/Cayman Islands, 7.875%, 02/01/27	2,900,000	3,447,752

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 7.4% (continued)
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		$3,700,000	$3,860,243
6.000%, 10/07/39 (a)		18,382,000	16,738,833
Series EMTN, 5.750%, 09/14/40	GBP	210,000	300,447
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		975,000	998,242
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,670,697
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[6]		7,035,624	7,323,606
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	32,301,527
6.800%, 01/15/19		11,625,000	13,699,632
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	45,567,832
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,407,176
Total Utilities			165,761,991

Total Corporate Bonds and Notes (cost $1,293,107,828)			1,430,304,647

Foreign Government and Agency Obligations - 5.2%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	66,159	69,131
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	6,710,000	8,007,492
Brazil Bonds, Republic of, Bonds, 10.250%, 01/10/28	BRL	5,750,000	2,587,928
Brazilian Government International Bond, 8.500%, 01/05/24	BRL	6,650,000	2,710,948
Canadian Government Notes,
2.500%, 06/01/15	CAD	14,775,000	14,663,691
2.750%, 09/01/16	CAD	385,000	387,885
3.000%, 12/01/15	CAD	15,225,000	15,336,595
Series N, 1.000%, 08/01/16	CAD	5,965,000	5,726,064
European Bank for Reconstruction & Development, Series GMTN, 9.000%, 04/28/14	BRL	2,000,000	901,412
European Investment Bank, Bonds, 5.208%, 03/10/21[8]	AUD	5,000,000	3,096,242
Iceland Government International Bonds, Notes, 5.875%, 05/11/22		5,800,000	5,959,500
Inter-American Development Bank, Bonds, 6.000%, 12/15/17	NZD	4,215,000	3,692,559
International Bank for Reconstruction & Development Notes, GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,633,495
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,732,205
Mexican Bonos, Bonds, Series M, 8.000%, 12/07/23	MXN	55,000,000	4,803,225
New South Wales Treasury Corp., Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	20,360,264
Norway Government Bond,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	6,388,598
Series 472, 4.250%, 05/19/17	NOK	13,230,000	2,375,273
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17	NZD	7,500,000	6,829,839
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	3,543,856
Total Foreign Government and Agency Obligations (cost $113,086,315)			116,806,202

Mortgage-Backed Securities - 0.8%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		2,542,643	2,567,207
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[5]		1,704,000	1,903,044
Extended Stay America Trust 2013-ESH, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,065,314

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities - 0.8% (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.002%, 06/15/49[5]	$80,000	$89,980
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.721%, 03/15/44 (a)[5]	875,000	844,055
Total Mortgage-Backed Securities (cost $17,702,873)		18,469,600

Municipal Bonds - 1.3%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	3,975,000	2,972,306
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[9]	315,000	291,325
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,553,494
Illinois State General Obligation, 5.520%, 04/01/38	7,300,000	6,064,986
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34	2,845,000	2,242,258
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	21,010,000	14,546,063
Total Municipal Bonds (cost $37,084,065)		28,670,432

	Shares
Preferred Stocks - 0.5%

Financials - 0.5%
Bank of America Corp., 6.375%[1]	20,000	477,400
Bank of America Corp., Series L, 7.250%[7]	7,808	8,432,640
SLM Corp., 6.000%	41,250	854,700
Total Financials		9,764,740

Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	46,528
Entergy New Orleans, Inc., 5.560%	100	10,109
Wisconsin Electric Power Co., 3.600%	3,946	335,410
Total Utilities		392,047

Total Preferred Stocks (cost $8,690,119)		10,156,787

	Principal Amount†
U.S. Government and Agency Obligations - 21.5%

Federal Home Loan Mortgage Corporation - 0.0%#
FHMLC Gold, 5.000%, 12/01/31	$50,898	55,022

Federal National Mortgage Association - 0.2%
FNMA,
3.000%, 07/01/27	3,891,197	4,033,444
6.000%, 07/01/29	3,736	4,139
Total Federal National Mortgage Association		4,037,583

U.S. Treasury Obligations - 21.3%
U.S. Treasury Bonds,
2.750%, 11/15/42	57,390,000	47,499,178
2.875%, 05/15/43	64,290,000	54,566,138
U.S. Treasury Notes,
0.250%, 02/28/14 to 10/31/14	345,140,000	345,495,274
0.375%, 11/15/15	30,140,000	30,142,351
Total U.S. Treasury Obligations		477,702,941

Total U.S. Government and Agency Obligations (cost $489,666,993)		481,795,546

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 4.0%

Repurchase Agreements - 1.1%[2]
Citigroup Global Markets Inc., dated 09/30/13, due 10/01/13, 0.070%, total to be received $6,196,358 (secured by various U.S. Government Agency Obligations, 0.000% - 4.875%, 07/28/14 - 07/18/33, totaling $6,320,293)	$6,196,346	$6,196,346
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/13, due 10/01/13, 0.080%, total to be received $6,196,360 (secured by various U.S. Government Agency Obligations, 1.359% - 7.000%, 02/01/16 - 05/01/46, totaling $6,320,273)	6,196,346	6,196,346
Mizuho Securities USA, Inc., dated 09/30/13, due 10/01/13, 0.130%, total to be received $6,196,368 (secured by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/02/14 - 09/01/45, totaling $6,320,273)	6,196,346	6,196,346
Morgan Stanley & Co. LLC, dated 09/30/13, due 10/01/13, 0.060%, total to be received $6,196,356 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $6,320,275)	6,196,346	6,196,346
UBS Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received $1,304,434 (secured by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/15/13 - 02/15/43, totaling $1,330,524)	1,304,433	1,304,433
Total Repurchase Agreements		26,089,817

	Shares
Other Investment Companies - 2.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	64,813,705	64,813,705

Total Short-Term Investments (cost $90,903,522)		90,903,522

Total Investments - 100.1% (cost $2,103,103,210)		2,246,378,138
Other Assets, less Liabilities - (0.1)%		(2,670,216)
Net Assets - 100.0%		$2,243,707,922

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount†		Value
Asset-Backed Securities - 1.2%
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.710%, 08/17/17 (10/17/13)[4]	EUR	100,000	$134,626
Hyundai Capital Auto Funding VIII, Ltd., Series 2010-8A, Class A, 1.179%, 09/20/16 (10/18/13) (a)[4]		97,815	96,837
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.519%, 03/19/18 (10/17/13)[4]	EUR	100,000	132,723
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 06/15/17 (a)		10,552	10,597
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		89,490	90,446
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	99,940
Total Asset-Backed Securities (cost $529,037)			565,169

Corporate Bonds and Notes - 43.0%

Financials - 17.5%
Aviva PLC, EMTN, 6.125%, 07/05/43[5]	EUR	100,000	141,686
AXA SA, 7.125%, 12/15/20	GBP	50,000	95,588
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	150,750
Banco Santander Chile, 6.500%, 09/22/20 (a)	CLP	200,000,000	391,283
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	152,985
Bank of America Corp.,
5.700%, 01/24/22		140,000	156,389
EMTN, 4.625%, 08/07/17	EUR	100,000	149,802
Bank of Nova Scotia, 1.375%, 12/18/17		345,000	338,672
BBVA Bancomer SA, 6.750%, 09/30/22 (a)		150,000	155,250
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	81,135
BNZ International Funding, Ltd., GMTN, 4.000%, 03/08/17	EUR	100,000	146,774
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	196,000
Caixa Economica Federal, Series N, 4.500%, 10/03/18 (a)		225,000	223,470
Citigroup, Inc., 3.375%, 03/01/23		85,000	80,883
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	113,106
Export-Import Bank of Korea,
4.000%, 11/26/15 (a)	PHP	5,000,000	118,779
EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	161,261
General Electric Capital Corp., Series A, 7.125%, 12/29/49[5,10]		200,000	217,500
Goldman Sachs Group, Inc., The, 3.375%, 02/01/18	CAD	200,000	193,960
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	105,041
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	208,887
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	207,932
Industrial Bank of Korea, 2.375%, 07/17/17 (a)		200,000	200,469
iStar Financial, Inc., 3.875%, 07/01/16[1]		210,000	210,525
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	79,390
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		100,000	110,391
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	327,180
Morgan Stanley,
3.750%, 02/25/23		100,000	96,403
5.375%, 11/14/13	GBP	40,000	65,038
MTN, 7.250%, 05/26/15	AUD	200,000	196,774

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 17.5% (continued)
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	$148,857
Petrobras Global Finance BV, 4.375%, 05/20/23		505,000	461,967
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	153,070
State Bank of India/London, 3.250%, 04/18/18 (a)		400,000	382,200
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	195,000
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	191,750
VTB Bank OJSC Via VTB Capital, S.A., 6.000%, 04/12/17 (a)		200,000	210,500
Wells Fargo & Co.,
1.500%, 01/16/18		350,000	344,408
4.625%, 11/02/35	GBP	50,000	83,510
Westpac Banking Corp., 2.450%, 11/28/16 (a)[1]		200,000	207,880
Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15 (a)		200,000	203,250
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25[5]	EUR	100,000	140,696
EMTN, 5.750%, 10/02/23[5]	EUR	100,000	135,285
Total Financials			7,931,676

Industrials - 23.4%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	218,982
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	4,000,000	286,077
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22		155,000	130,660
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	171,750
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		65,000	65,029
Avnet, Inc., 5.875%, 06/15/20		60,000	63,769
Baidu, Inc., 3.250%, 08/06/18		300,000	299,863
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	167,299
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23 (a)		205,000	183,475
BRF, S.A.,
3.950%, 05/22/23 (a)		400,000	344,000
7.750%, 05/22/18 (a)	BRL	300,000	107,273
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	185,277
Cielo, S.A. / Cielo USA, Inc., 3.750%, 11/16/22 (a)		260,000	223,600
CNOOC Finance 2013, Ltd., 3.000%, 05/09/23		250,000	224,702
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	184,000
Continental Resources, Inc., 4.500%, 04/15/23		175,000	171,719
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23 (a)[1]		200,000	201,621
CSN Resources, S.A., 6.500%, 07/21/20 (a)[1]		100,000	99,750
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	225,250
Ecopetrol, S.A., 5.875%, 09/18/23		245,000	254,800
Eileme 2 AB, 11.625%, 01/31/20		200,000	232,000
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)		150,000	160,050
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)[1]		200,000	193,000
General Motors Co., 3.500%, 10/02/18 (a)		330,000	329,175
Georgia-Pacific LLC, 3.734%, 07/15/23 (a)		15,000	14,622
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		200,000	196,000

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 23.4% (continued)
HCA, Inc.,
4.750%, 05/01/23		$115,000	$108,244
7.690%, 06/15/25		15,000	15,356
MTN, 7.580%, 09/15/25		10,000	10,150
Hyatt Hotels Corp., 5.375%, 08/15/21		90,000	97,032
INEOS Group Holdings, S.A., 6.125%, 08/15/18 (a)[1]		200,000	195,500
International Paper Co., 6.000%, 11/15/41		35,000	37,406
Korea National Oil Corp., 3.125%, 04/03/17 (a)		200,000	205,589
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	205,710
Methanex Corp.,
3.250%, 12/15/19		241,000	236,873
5.250%, 03/01/22		95,000	98,543
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	186,000
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	210,000
Nabors Industries, Inc.,
4.625%, 09/15/21		60,000	60,307
5.000%, 09/15/20		15,000	15,673
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	206,000
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		92,500	94,119
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a)		200,000	205,000
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	237,098
Pacific Rubiales Energy Corp., 5.125%, 03/28/23 (a)		200,000	179,250
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	184,000
Peabody Energy Corp., 6.250%, 11/15/21[1]	USD	225,000	218,250
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	363,375
Petrobras Global Finance BV, 3.000%, 01/15/19		175,000	164,574
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	85,688
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	250,529
Rowan Companies, Inc., 5.000%, 09/01/17		60,000	65,229
Softbank Corp., 4.500%, 04/15/20 (a)		400,000	384,400
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	38,651
7.200%, 07/18/36		20,000	18,583
Telefonica Emisiones, S.A.U., 5.134%, 04/27/20		75,000	76,788
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22		345,000	319,652
Transportadora de Gas del Sur SA, 7.875%, 05/14/17 (a)		235,000	212,675
Vale, S.A., 5.625%, 09/11/42		250,000	218,063
Vedanta Resources PLC, 6.000%, 01/31/19 (a)[1]		200,000	190,000
Verizon Communications, Inc., 2.500%, 09/15/16		270,000	278,285
Total Industrials			10,606,335

Utilities - 2.1%
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	199,800
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	66,046
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	178,256

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 2.1% (continued)
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	$213,097
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	204,000
Petroleos Mexicanos, 3.500%, 07/18/18		105,000	106,312
Total Utilities			967,511

Total Corporate Bonds and Notes (cost $19,779,369)			19,505,522

Foreign Government and Agency Obligations - 38.5%
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	180,000	214,806
Banco Nacional de Desenvolvimento Economico e Social, Notes, 5.750%, 09/26/23		200,000	200,000
Brazil Letras do Tesouro Nacional, Notes, 1.259%, 07/01/16[8]	BRL	1,400,000	469,067
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	218,005
Brazilian Government International, Bonds, 10.250%, 01/10/28	BRL	500,000	225,037
Bundesrepublik Deutschland,
Bonds, 3.000%, 07/04/20	EUR	60,000	91,293
Bonds, Series 05, 4.000%, 01/04/37	EUR	85,000	143,119
Bonds, Series 06, 3.750%, 01/04/17	EUR	220,000	330,693
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	270,102
Bonds, 4.250%, 06/01/18	CAD	595,000	640,322
Notes, 3.000%, 12/01/15	CAD	855,000	861,267
Central American Bank for Economic Integration, Notes, 3.875%, 02/09/17 (a)		280,000	287,839
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	278,937
Costa Rica Government International, Bonds, 4.375%, 04/30/25		200,000	174,000
Eksportfinans ASA, Notes, 2.000%, 09/15/15		55,000	53,625
European Financial Stability Facility, Notes, 1.625%, 07/17/20	EUR	670,000	894,110
Finland Government, Notes, 1.500%, 04/15/23	EUR	320,000	413,864
Iceland Government International, Notes, 5.875%, 05/11/22		300,000	308,250
Inter-American Development Bank, Notes, 10.485%, 08/20/15[8]	IDR	750,000,000	54,066
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	420,000	598,653
Bonds, 5.000%, 03/01/22	EUR	125,000	178,627
Korea Treasury,
Notes, Series 1603, 4.000%, 03/10/16	KRW	446,630,000	427,092
Notes, Series 1709, 2.750%, 09/10/17	KRW	600,000,000	553,183
Malaysia Government,
Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	117,714
Notes, Series 0210, 4.012%, 09/15/17	MYR	1,000,000	311,714
Mexican Fixed Rate,
Bonds, Series M, 6.500%, 06/10/21	MXN	5,350,000	427,500
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	645,458
Bonds, Series M, 8.000%, 12/07/23	MXN	2,800,000	244,528
Notes, Series M 10, 7.750%, 12/14/17	MXN	7,390,000	630,251
Notes, Series M 10, 8.500%, 12/13/18	MXN	7,200,000	637,304

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 38.5% (continued)
New South Wales Treasury Corp.,
Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	$312,620
Notes, Series 18, 6.000%, 02/01/18	AUD	430,000	441,054
New Zealand Government, Notes, 5.000%, 03/15/19	NZD	520,000	449,430
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19	NOK	5,745,000	1,061,637
Bonds, Series 475, 2.000%, 05/24/23	NOK	733,000	113,499
Poland Government, Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	73,736
Province of Quebec Canada, Bonds, 5.000%, 03/01/16		270,000	297,621
Romania Government, Bonds, 5.850%, 04/26/23	RON	610,000	193,660
Singapore Government,
Bonds, 3.250%, 09/01/20	SGD	470,000	405,989
Notes, 2.250%, 06/01/21	SGD	330,000	265,985
Notes, 2.500%, 06/01/19	SGD	200,000	167,931
Spain Government,
Bonds, 4.200%, 01/31/37	EUR	185,000	221,652
Bonds, 4.300%, 10/31/19	EUR	140,000	197,657
Bonds, 5.850%, 01/31/22	EUR	300,000	455,215
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	333,238
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	335,254
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	263,850
Bonds, 4.250%, 03/07/36	GBP	120,000	220,520
Bonds, 4.750%, 03/07/20	GBP	90,000	170,684
Bonds, 5.000%, 03/07/25	GBP	110,000	215,892
Notes, 1.750%, 01/22/17	GBP	220,000	365,167
Total Foreign Government and Agency Obligations (cost $17,338,874)			17,462,717

Mortgage-Backed Securities - 0.7%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49[1]		75,000	84,240
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.993%, 08/10/45[1,5]		91,000	100,938
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[5]		50,000	55,551
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	82,975
Total Mortgage-Backed Securities (cost $308,790)			323,704

	Shares
Preferred Stocks - 0.5%
Dominion Resources, Inc. (Utilities), 6.000%		2,430	129,884
Dominion Resources, Inc. (Utilities), 6.125%		1,814	96,758
Total Preferred Stocks (cost $216,519)			226,642

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government and Agency Obligations - 11.3%
U.S. Treasury Notes,
0.125%, 12/31/14	$110,000	$109,944
0.250%, 02/15/15	2,390,000	2,391,773
0.625%, 04/30/18	2,110,000	2,050,985
1.375%, 06/30/18	200,000	200,516
1.500%, 07/31/16[11]	165,000	169,177
1.625%, 11/15/22	235,000	217,577
Total U.S. Government and Agency Obligations (cost $5,202,044)		5,139,972

Short-Term Investments - 5.5%

Repurchase Agreements - 2.9%[2]
Citigroup Global Markets, Inc., dated 09/30/13, due 10/01/13, 0.050%, total to be received $326,521 (secured by various U.S. Government Agency Obligations, 0.000% - 8.875%, 08/15/14 - 11/15/42, totaling $333,051)	326,521	326,521
Daiwa Capital Markets America, Inc., dated 09/30/13, due 10/01/13, 0.120%, total to be received $1,000,003 (secured by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/22/14 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,326,521

	Shares
Other Investment Companies - 2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,161,561	1,161,561

Total Short-Term Investments (cost $2,488,082)		2,488,082

Total Investments - 100.7% (cost $45,862,715)		45,711,808
Other Assets, less Liabilities - (0.7)%		(299,488)
Net Assets - 100.0%		$45,412,320

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Special Equity Fund	$199,240,112	$60,644,987	$(2,446,217)	$58,198,770
Managers Bond Fund	2,103,103,210	176,283,644	(33,008,716)	143,274,928
Managers Global Income Opportunity Fund	45,863,314	963,662	(1,115,168)	(151,506)

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$365,266,458	16.3%
Managers Global Income Opportunity Fund	11,890,128	26.2%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2013, amounting to the following:

Fund	Market Value	% of Net Assets
Managers Special Equity Fund	$11,346,776	4.7%
Managers Bond Fund	25,102,890	1.1%
Managers Global Income Opportunity Fund	1,276,277	2.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the September 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security. The rate listed is as of September 30, 2013. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of September 30, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$19,237,795	0.9%

[7]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Managers Bond Fund had Convertible Bonds and Convertible Preferred Stocks at September 30, 2013, amounted to $51,335,706, or 2.3% of net assets, and $8,432,640, or 0.4% of net assets, respectively.
[8]	Represents yield to maturity at Date.
[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$291,325	0.01%

[10]	Perpetuity Bond. The date shown is the final call date.
[11]	Some or all of this security is held as collateral for future contracts. The collateral market value at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Global Income Opportunity Fund	$25,633	0.06%

Notes to Schedule of Portfolio Investments (continued)

Country	Managers Bond Fund*
Australia	1.2%
Brazil	0.4%
Canada	2.0%
Cayman Islands	0.2%
France	0.3%
India	0.0%#
Ireland	0.0%#
Luxembourg	1.6%
Malaysia	0.1%
Mexico	0.8%
Netherlands	1.6%
New Zealand	0.0%#
Norway	0.4%
Singapore	0.2%
South Korea	0.2%
Spain	0.3%
United Kingdom	1.3%
United States	86.7%
Other	2.7%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value on September 30, 2013.

Notes to Schedule of Portfolio Investments (continued)

Country	Global Income Opportunity Fund*
Australia	3.5%
Bermuda	0.5%
Brazil	5.5%
Canada	7.6%
Cayman Islands	3.2%
Chile	1.3%
Colombia	1.8%
Finland	0.9%
France	0.4%
Germany	1.3%
India	0.8%
Italy	1.7%
Japan	0.9%
Luxembourg	1.9%
Malaysia	1.0%
Mexico	7.2%
Netherlands	2.8%
New Zealand	1.1%
Norway	2.9%
Philippines	0.2%
Poland	0.2%
Singapore	2.0%
South America	0.0%#
South Korea	4.6%
Spain	2.1%
Supranational	2.0%
Sweden	2.1%
Switzerland	0.0%#
Turkey	1.2%
United Kingdom	5.4%
United States	25.3%
Other	8.6%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value on September 30, 2013.

Notes to Schedule of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Special Equity Fund
Investments in Securities
Common Stocks†	$239,738,417	—	—	$239,738,417
Short-Term Investments
Repurchase Agreements	—	$11,714,715	—	11,714,715
Other Investment Companies	5,985,750	—	—	5,985,750

Total Investments in Securities	$245,724,167	$11,714,715	—	$257,438,882

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$44,924,746	—	$44,924,746
Common Stocks†	$24,346,656	—	—	24,346,656
Corporate Bonds and Notes††	—	1,430,304,647	—	1,430,304,647
Foreign Government and Agency Obligations	—	116,806,202	—	116,806,202
Mortgage-Backed Securities	—	18,469,600	—	18,469,600
Municipal Bonds	—	28,670,432	—	28,670,432
Preferred Stocks†	10,156,787	—	—	10,156,787
U.S. Government and Agency Obligations††	—	481,795,546	—	481,795,546
Short-Term Investments
Repurchase Agreements	—	26,089,817	—	26,089,817
Other Investment Companies	64,813,705	—	—	64,813,705

Total Investments in Securities	$99,317,148	$2,147,060,990	—	$2,246,378,138

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$565,169	—	$565,169
Corporate Bonds and Notes††	—	19,505,522	—	19,505,522
Foreign Government and Agency Obligations	—	17,462,717	—	17,462,717
Mortgage-Backed Securities	—	323,704	—	323,704
Preferred Stocks	$226,642	—	—	226,642
U.S. Government and Agency Obligations††	—	5,139,972	—	5,139,972
Short-Term Investments
Repurchase Agreements	—	1,326,521	—	1,326,521
Other Investment Companies	1,161,561	—	—	1,161,561

Total Investments in Securities	$1,388,203	$44,323,605	—	$45,711,808

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$27,633	—	$27,633
Interest Rate Contracts	$3,184	—	—	3,184

	3,184	27,633	—	30,817

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(107,392)	—	(107,392)
Interest Rate Contracts	(11,757)	—	—	(11,757)

	(11,757)	(107,392)	—	(119,149)

Total Financial Derivative Instruments	$(8,573)	$(79,759)	—	$(88,332)

Notes to Schedule of Portfolio Investments (continued)

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At September 30, 2013, the following Funds had futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Global Income Opportunity Fund
5-Year U.S. Treasury Note	5	Short	12/31/13	$(6,220)
10-Year U.S. Treasury Note	3	Short	12/19/13	(5,537)
U.S. Treasury Long Bond	2	Long	12/19/13	3,184

Total				$(8,573)

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At September 30, 2013, the following Funds had forward foreign currency contracts (in U.S. Dollars):

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Managers Global Income Opportunity Fund
Euro	Long	12/12/13	DUB	$231,727	$224,739	$6,988
Japanese Yen	Long	12/18/13	CS	4,550,070	4,554,254	(4,184)
Malaysian Ringgit	Long	12/20/13	JPM	259,419	257,303	2,116
Philippine Peso	Long	12/16/13	BRC	895,627	892,653	2,974
South Korean Won	Long	12/11/13	BRC	539,409	527,509	11,900
South Korean Won	Long	12/11/13	CS	157,459	153,804	3,655
Australian Dollar	Short	11/29/13	CS	884,930	910,620	(25,690)
Brazilian Real	Short	10/08/13	CS	92,443	95,456	(3,013)
British Pound	Short	12/27/13	BRC	271,905	275,036	(3,131)
Canadian Dollar	Short	12/05/13	CS	1,737,298	1,773,620	(36,322)
New Zealand Dollar	Short	10/31/13	BRC	438,500	459,899	(21,399)
Norwegian Krone	Short	12/12/13	DUB	224,739	228,860	(4,121)

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
South Korean Won	Short	12/11/13	BRC	$533,844	$539,409	$(5,565)
South Korean Won	Short	12/11/13	CS	155,835	157,459	(1,624)
Swiss Franc	Short	12/18/13	UBS	64,049	66,392	(2,343)

Totals				$11,037,254	$11,117,013	$(79,759)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Issuance Facility
GMTN:	Global Multi-Currency Notes
MTN:	Medium-Term Note

Counterparty Abbreviations:

BRC:	Barclays Bank PLC
CS:	Credit Suisse
DUB	Deutsche Bank
JPM:	JPMorgan Chase & Co.
UBS:	UBS Warburg LLC

Currency Abbreviations:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CLP:	Chilean Peso
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
RON:	Romanian Lei
SEK:	Swedish Krona
SGD:	Singapore Dollar

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	November 12, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	November 12, 2013